UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   55 Railroad Avenue
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           Greenwich, Connecticut 06830
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           --------------------------------------------------

Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut    February 17, 2009
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   20
                                               -------------

Form 13F Information Table Value Total:             $621,617
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE






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
                                                           FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- --------------   --------- -------- ------------------ ---------- -------- ------------------------
                                                          VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE  SHARED   NONE
----------------------------- ---------------- --------- -------- --------  --- ---- ---------- -------- ------------------------

AMERICAN TOWER CORP           CL A             029912201  34,736  1,184,705  SH         SOLE             1,184,705
APOLLO GROUP INC              CL A             037604105  40,494    528,498  SH         SOLE               528,498
BAXTER INTL INC               COM              071813109  38,146    711,813  SH         SOLE               711,813
BED BATH & BEYOND INC         COM              075896100  19,208    755,628  SH         SOLE               755,628
C H ROBINSON WORLDWIDE INC    COM NEW          12541W209  31,695    575,963  SH         SOLE               575,963
CARNIVAL CORP                 PAIRED CTF       143658300  24,753  1,017,815  SH         SOLE             1,017,815
CISCO SYS INC                 COM              17275R102  36,905  2,264,120  SH         SOLE             2,264,120
COGNIZANT TECHNOLOGY SOLUTIO  CL A             192446102  20,250  1,121,268  SH         SOLE             1,121,268
COVIDIEN LTD                  COM              G2552X108  38,817  1,071,120  SH         SOLE             1,071,120
DICKS SPORTING GOODS INC      COM              253393102  20,285  1,437,651  SH         SOLE             1,437,651
DISCOVERY COMMUNICATNS NEW    COM SER A        25470F104  13,501    953,495  SH         SOLE               953,495
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302  27,113  2,024,894  SH         SOLE             2,024,894
EXPRESS SCRIPTS INC           COM              302182100  26,038    473,598  SH         SOLE               473,598
MEDCO HEALTH SOLUTIONS INC    COM              58405U102  39,004    930,669  SH         SOLE               930,669
PEOPLES UNITED FINANCIAL INC  COM              712704105  57,125  3,203,892  SH         SOLE             3,203,892
QUALCOMM INC                  COM              747525103  29,518    823,845  SH         SOLE               823,845
SBA COMMUNICATIONS CORP       COM              78388J106  19,073  1,168,714  SH         SOLE             1,168,714
STRAYER ED INC                COM              863236105  19,879     92,715  SH         SOLE                92,715
VISA INC                      COM CL A         92826C839  36,888    703,298  SH         SOLE               703,298
WAL MART STORES INC           COM              931142103  48,189    859,597  SH         SOLE               859,597

